Property and equipment - Changes in right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	€ 3,172
Depreciation	(578)	€ (551)	€ (312)
Closing balance	2,841	3,172
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,476
Additions	134	444
Depreciation	(275)	(262)
Impairments	(35)
Remeasurements	8	30
Disposals	(14)	(19)
Exchange rate differences	(35)	7
Changes in the composition of the group and other changes	(4)	(4)
Closing balance	1,255	1,476
Right-of-use assets [member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,323
Additions	94	381
Depreciation	(213)	(211)
Impairments	(35)
Remeasurements	8	29
Disposals	(13)	(18)
Exchange rate differences	(32)	8
Changes in the composition of the group and other changes	(4)	(4)
Closing balance	1,129	1,323
Right-of-use assets [member] | Cars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	96
Additions	37	65
Depreciation	(43)	(40)
Remeasurements		1
Disposals	(1)
Exchange rate differences	(1)
Closing balance	89	96
Right-of-use assets [member] | Other leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	57
Additions	3	(2)
Depreciation	(19)	(12)
Disposals	(1)
Exchange rate differences	(2)	(1)
Closing balance	38	57
Right-of-use assets [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,707
Closing balance	1,737	1,707
Right-of-use assets [member] | Gross Carrying Amount [Member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,503
Closing balance	1,519	1,503
Right-of-use assets [member] | Gross Carrying Amount [Member] | Cars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	135
Closing balance	152	135
Right-of-use assets [member] | Gross Carrying Amount [Member] | Other leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	69
Closing balance	65	69
Right-of-use assets [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	265
Closing balance	492	265
Right-of-use assets [member] | Accumulated Depreciation [Member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	213
Closing balance	399	213
Right-of-use assets [member] | Accumulated Depreciation [Member] | Cars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	40
Closing balance	64	40
Right-of-use assets [member] | Accumulated Depreciation [Member] | Other leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	12
Closing balance	28	12
Right-of-use assets [member] | Accumulated Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	36
Right-of-use assets [member] | Accumulated Impairment [Member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance	36
Right-of-use assets [member] | Accumulated remeasurement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	34
Closing balance	45	34
Right-of-use assets [member] | Accumulated remeasurement [Member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	33
Closing balance	44	33
Right-of-use assets [member] | Accumulated remeasurement [Member] | Cars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1
Closing balance	€ 1	1
Right-of-use assets [member] | Effect of changes in accounting policy due to the implementation of IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,280
Closing balance			1,280
Right-of-use assets [member] | Effect of changes in accounting policy due to the implementation of IFRS 16 [member] | Property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,138
Closing balance			1,138
Right-of-use assets [member] | Effect of changes in accounting policy due to the implementation of IFRS 16 [member] | Cars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		70
Closing balance			70
Right-of-use assets [member] | Effect of changes in accounting policy due to the implementation of IFRS 16 [member] | Other leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		€ 72
Closing balance			€ 72